PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Money Market Management, Inc., which covers the six-month reporting period from January 1, 1997, through June 30, 1997. The report begins with commentary by the fund's portfolio manager and follows with a complete listing of the fund's holdings and its financial statements.

This high-quality money market fund puts your cash to work pursuing income every day while keeping your principal stable.* And, you have convenient, daily access to your money.

During the six-month reporting period, the fund paid shareholders a total of $0.02 per share in dividends. On June 30, 1997, the fund's $85-million net assets were invested in money market securities that included commercial paper (31.7%), variable rate demand notes (29.8%), corporate notes (15.7%), repurchase agreements (17.5%) and certificates of deposit (5.3%).

Thank you for choosing this money market fund as a convenient, liquid daily cash investment. We will continue to keep you up to date on your investment, and welcome your comments and suggestions.

Sincerely,
[Graphic]

J. Christopher Donahue

President

August 15, 1997

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Money Market Management, Inc. invests in money market instruments maturing in thirteen months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate demand notes and repurchase agreements.

Persistent above-trend economic growth in the first quarter of 1997, at 5.8%, began to weigh heavily on the market in light of tight labor market conditions. Short-term interest rates then started to rise in late February 1997, spurred onward by a particularly hawkish Congressional testimony by Federal Reserve Board (the "Fed") Chairman, Alan Greenspan late in the month, in which he indicated that the transitory factors preventing a rise in wages in the face of fairly robust growth may be ending. After keeping monetary policy on hold for over one year, the Federal Open Market Committee voted to raise the federal funds target rate by 25 basis points to 5.50% on March 25, 1997. Fed Chairman Greenspan characterized the tightening as "insurance" against future inflation.

By the time the Fed tightened in late March 1997, much of the move had already been priced into the financial markets. In the following weeks, short-term interest rates traded within a relatively narrow range as market participants debated the timing of the next tightening.

Thirty-day commercial paper started the period at 5.37% on January 1, 1997, and held very close to that level, trading in the 5.25% to 5.40%, range until March 25, 1997, when the Fed raised the federal funds target rate. At that time rates settled into the 5.50% to 5.55% level, reflecting a 5.50% federal funds target rate. Commercial paper rates have continued to hover in the same range since the Fed rate increase.

The money market yield curve steepened slightly throughout the time period. One month commercial paper rates rose 19 basis points while six-month rates rose by 27 basis points.

The target average maturity range for Money Market Management, Inc. remained in the 35-45 day area throughout the six-month reporting period. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six-month reporting period ending June 30, 1997, the net assets of Money Market Management, Inc. decreased from $87.4 to $85.0 million while the 7-day net yield increased from 4.53% to 4.66%.* The effective average maturity of the fund on June 30, 1997, was 45 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

MONEY MARKET MANAGEMENT, INC.

PORTFOLIO OF INVESTMENTS

JUNE 30, 1997 (UNAUDITED)


  PRINCIPAL

   AMOUNT                                                                             VALUE

 CERTIFICATES OF DEPOSIT -- 5.3%
             BANKING -- 5.3%

 $1,000,000  Mellon Bank N.A., Pittsburgh, 5.700%, 7/9/1997                       $ 1,000,000
  1,500,000  National Bank of Canada, Montreal, 5.750%, 7/14/1997                   1,500,000
  2,000,000  Royal Bank of Canada, Montreal, 5.586% - 6.000%, 9/26/1997 -
             4/6/1998                                                               2,001,476
               TOTAL CERTIFICATES OF DEPOSIT                                        4,501,476

 (A)COMMERCIAL PAPER -- 31.7%
             BANKING -- 10.4%

  1,000,000  Abbey National N.A. Corp., (Guaranteed by Abbey National Bank
             PLC, London), 5.814%, 10/1/1997                                          985,561
  1,000,000  Australia & New Zealand Banking Group, Melbourne, 5.439%, 8/19/1997      992,786
  3,000,000  Bank of Nova Scotia, Toronto, 5.709%, 8/26/1997                        2,973,727
  1,000,000  Canadian Imperial Holdings, Inc., (Guaranteed by Canadian Imperial

             Bank of Commerce, Toronto), 5.435%, 8/27/1997                            991,624
  2,000,000  Commonwealth Bank of Australia, Sydney, 5.493%, 7/30/1997              1,991,381
  1,000,000  Svenska Handelsbanken, Inc., (Guaranteed by Svenska
             Handelsbanken, Stockholm), 5.867%, 10/6/1997                             984,642
               Total                                                                8,919,721

             BROKERAGE -- 4.7%

  2,000,000  Goldman Sachs Group, LP, 5.656%, 7/2/1997                              1,999,686
  2,000,000  Merrill Lynch & Co., Inc., 5.591%, 7/7/1997                            1,998,150
               Total                                                                3,997,836

             CHEMICALS -- 1.0%

    568,000  Du Pont (E.I.) de Nemours & Co., 5.630%, 7/21/1997                       566,233
    300,000  PPG Industries, Inc., 5.648%, 7/7/1997                                   299,719
               Total                                                                  865,952

 MONEY MARKET MANAGEMENT, INC.


  PRINCIPAL

   AMOUNT                                                                              VALUE

(A)COMMERCIAL PAPER -- CONTINUED
             ELECTRICAL EQUIPMENT -- 0.6%

$   500,000  Whirlpool Financial Corp., (Whirlpool Corp. Support Agreement),
             5.786%, 7/25/1997                                                    $   498,087
             FINANCE - AUTOMOTIVE -- 3.3%

  1,000,000  Ford Motor Credit Corp., 5.442%, 8/8/1997                                994,406
  1,800,000  General Motors Acceptance Corp., 5.953%, 10/6/1997                     1,771,967
               Total                                                                2,766,373
             FINANCE - COMMERCIAL -- 9.4%
  2,000,000  Asset Securitization Cooperative Corp., 5.711%, 8/12/1997              1,986,863
  1,000,000  Corporate Asset Funding Co., Inc. (CAFCO), 5.634%, 7/8/1997              998,911
  1,705,000  Falcon Asset Securitization Corp., 5.413% - 5.633%, 7/25/1997 -
             8/19/1997                                                              1,695,195
  2,271,000  Greenwich Funding Corp., 5.617% - 5.704%, 7/1/1997 - 7/23/1997         2,269,583
  1,000,000  PREFCO-Preferred Receivables Funding Co., 5.702%, 7/9/1997               998,751

                Total                                                               7,949,303
             FINANCE - RETAIL -- 2.3%
  2,000,000  New Center Asset Trust, A1+/P1 Series, 5.690%, 9/3/1997                1,980,053
                TOTAL COMMERCIAL PAPER                                             26,977,325
(B)NOTES - VARIABLE -- 29.8%
             BANKING -- 18.6%

  4,000,000  Bank One, Milwaukee, WI N.A., 5.700%, 7/1/1997                         3,999,207
  1,785,000  Canton Township Equity Partners L.P., (Huntington National Bank,

             Columbus, OH LOC), 5.710%, 7/3/1997                                    1,785,000
  4,000,000  Liquid Asset Backed Securities Trust, Series 1996-3, (Westdeutsche

             Landesbank Girozentrale Swap Agreement), 5.708%, 7/15/1997             4,000,000
  1,000,000  Liquid Asset Backed Securities Trust, Series 1997-3 Senior Notes,

             (Westdeutsche Landesbank Girozentrale Swap Agreement,

             Guaranteed by AMBAC), 5.751%, 9/27/1997                                1,000,000
  1,145,000  North Center Properties, (Huntington National Bank, Columbus,
             OH LOC), 5.710%, 7/3/1997                                              1,145,000

 MONEY MARKET MANAGEMENT, INC.


  PRINCIPAL

   AMOUNT                                                                             VALUE

(B)NOTES - VARIABLE -- CONTINUED
             BANKING -- CONTINUED

$ 3,938,656  Rabobank Optional Redemption Trust, Series 1997-101, 5.852%,
             7/15/1997                                                           $  3,938,656
               Total                                                               15,867,863
             FINANCE - AUTO -- 3.5%
  3,000,000  Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class A1),
             5.705%, 7/15/1997                                                      3,000,000
             FINANCE - RETAIL -- 2.4%
  2,000,000  (c)AFS Insurance Premium Receivables Trust, (Series 1994-A), 6.244%,
             7/15/1997                                                              2,000,000
             INSURANCE -- 5.3%

  4,500,000  General American Life Insurance Company, 5.888%, 7/21/1997             4,500,000
               TOTAL NOTES - VARIABLE                                              25,367,863
SHORT-TERM NOTES -- 15.7%
             BANKING -- 6.3%

  1,000,000  Bayerische Landesbank - NY, 6.250%, 4/15/1998                            999,771
  2,000,000  (c)SALTS II Cayman Islands Corp., (Bankers Trust International,
             PLC Swap Agreement), 5.863%, 9/18/1997                                 2,000,000
  1,000,000  (c)SALTS III Cayman Island Corp., (Bankers Trust International,

             PLC Swap Agreement), 5.788%, 7/23/1997                                 1,000,000
  1,300,000  (c)SALTS III Cayman Island Corp., (Bankers Trust International,

             PLC Swap Agreement), 6.065%, 12/18/1997                                1,300,000
               Total                                                                5,299,771

             BROKERAGE -- 2.4%

  2,000,000  (c)Goldman Sachs Group, LP, 5.850%, 7/28/1997                          2,000,000
             FINANCE - AUTOMOTIVE -- 1.2%
  1,000,000  Chase Manhattan Auto Owner Trust 1997-B, 5.744%, 7/10/1998             1,000,000
             FINANCE - COMMERCIAL -- 3.5%
  3,000,000  Beta Finance, Inc., 6.270%, 4/16/1998                                  3,000,000
             FINANCE - EQUIPMENT -- 0.4%
    377,733  Capital Equipment Receivables Trust 1996-1, 5.600%, 10/15/1997           377,733

 MONEY MARKET MANAGEMENT, INC.


  PRINCIPAL

   AMOUNT                                                                           VALUE
SHORT-TERM NOTES -- CONTINUED
             INSURANCE -- 1.9%

$ 1,633,063  WFS Financial Owner Trust 1996-D, (Guaranteed by FSA), 5.500%,
             1/16/1998                                                           $  1,633,063
               TOTAL SHORT-TERM NOTES                                              13,310,567
(D)REPURCHASE AGREEMENTS -- 17.5%

  4,000,000  Chase Government Securities, Inc., 5.800%, dated 6/30/1997,

             due 7/1/1997                                                           4,000,000
  1,400,000  Chase Government Securities, Inc., 6.150%, dated 6/30/1997,
             due 7/1/1997                                                           1,400,000
  3,500,000  Fuji Government Securities, Inc., 6.000%, dated 6/30/1997,
             due 7/1/1997                                                           3,500,000
  3,500,000  PaineWebber Group, Inc., 6.000%, dated 6/30/1997, due 7/1/1997         3,500,000
  2,500,000  Swiss Bank Capital Markets, 5.930%, dated 6/30/1997, due 7/1/1997      2,500,000

               TOTAL REPURCHASE AGREEMENTS                                         14,900,000
               TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                          $ 85,057,231

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Current rate and next reset date shown.

(c) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At June 30, 1997, these securities amounted to $8,300,000 which represents 9.8% of net assets.

(d) The repurchase agreements are fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($84,995,459) at June 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation

FSA -- Financial Security Assurance

LOC -- Letter of Credit

LP -- Limited Partnership

PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

MONEY MARKET MANAGEMENT, INC.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                               $ 14,900,000
 Investments in securities                                            70,157,231
 Total investments in securities, at amortized cost and value                      $ 85,057,231
 Income receivable                                                                      423,522

   Total assets                                                                      85,480,753
 LIABILITIES:
 Payable for shares redeemed                                              59,039
 Income distribution payable                                             324,318
 Payable to Bank                                                          10,762
 Accrued expenses                                                         91,175
   Total liabilities                                                                    485,294
 NET ASSETS for 84,995,459 shares outstanding                                      $ 84,995,459
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $84,995,459 / 84,995,459 shares outstanding                                              $1.00

(See Notes which are an integral part of the Financial Statements)

MONEY MARKET MANAGEMENT, INC.

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                            $

2,488,053

 EXPENSES:

 Investment advisory fee                                                               $ 221,903
 Administrative personnel and services fee                                                61,987
 Custodian fees                                                                            8,975
 Transfer and dividend disbursing agent fees and expenses                                 94,358
 Directors'/Trustees' fees                                                                 7,421
 Auditing fees                                                                             6,638
 Legal fees                                                                                1,416
 Portfolio accounting fees                                                                20,440
 Shareholder services fee                                                                110,952
 Share registration costs                                                                 11,222
 Printing and postage                                                                      6,339
 Insurance premiums                                                                        1,448
 Miscellaneous                                                                             2,067
     Total expenses                                                                      555,166
 Waivers --

     Waiver of investment advisory fee                                 $ (7,056)
     Waiver of shareholder services fee                                 (57,695)

        Total waivers                                                                    (64,751)
           Net expenses

490,415

             Net investment income                                                                   $
1,997,638

(See Notes which are an integral part of the Financial Statements)

MONEY MARKET MANAGEMENT, INC.
STATEMENT OF CHANGES IN NET ASSETS



                                                                               SIX MONTHS
                                                                                 ENDED            YEAR

ENDED

                                                                               (UNAUDITED)       DECEMBER

31,

                                                                              JUNE 30, 1997          1996
 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                                      $ 1,997,638 $
4,503,969
 DISTRIBUTIONS TO SHAREHOLDERS --

 Distributions from net investment income                                    (1,997,638)
(4,503,969)

 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                                67,222,601
121,628,840

 Net asset value of shares issued to shareholders in payment of

 distributions declared                                                       1,519,039
4,216,111

 Cost of shares redeemed                                                    (71,126,999)
(139,854,088)

   Change in net assets resulting from share transactions                    (2,385,359)
(14,009,137)
     Change in net assets                                                    (2,385,359)
(14,009,137)

 NET ASSETS:

 Beginning of period                                                         87,380,818
101,389,955

 End of period                                                             $ 84,995,459 $
87,380,818

(See Notes which are an integral part of the Financial Statements)

MONEY MARKET MANAGEMENT, INC.
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                       Six Months
                         Ended

                      (unaudited)

                       June 30,                                        Year Ended
                                                                      December 31,

                           1997     1996     1995    1994     1993     1992     1991     1990
1989     1988

 NET ASSET VALUE,

 Beginning Of Period      $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00   $ 1.00    $ 1.00   $ 1.00  $
1.00    $ 1.00
 INCOME FROM

 INVESTMENT
 OPERATIONS

    Net investment          0.02     0.05     0.05    0.03     0.02     0.03      0.05     0.07
0.08      0.07
    income

 LESS DISTRIBUTIONS

    Distributions from

    net investment income  (0.02)   (0.05)   (0.05)  (0.03)   (0.02)   (0.03)    (0.05)   (0.07)
(0.08)    (0.07)
 NET ASSET VALUE,

 END OF PERIOD            $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00   $ 1.00    $ 1.00   $ 1.00  $
1.00    $ 1.00
 TOTAL RETURN(A)            2.26%    4.56%    5.13%   3.31%    2.19%    2.86%     5.43%    7.65%
8.73%     7.03%
 RATIOS TO AVERAGE
 NET ASSETS

    Expenses                1.11%*   1.06%    1.08%   1.14%    1.17%    1.11%     0.96%    0.89%
0.89%     0.91%
    Net investment          4.50%*   4.46%    4.99%   3.27%    2.15%    2.85%     5.32%    7.38%
8.39%     6.81%
    income
    Expense waiver/

    reimbursement(b)        0.15%*   0.13%    0.15%   0.00%    0.07%    0.00%     0.00%    0.00%
0.00%     0.00%
 SUPPLEMENTAL DATA
    Net assets, end of

    period (000 omitted)  $84,995 $87,381 $101,390 $114,588 $108,309 $127,711 $168,889  $194,836 $204,393
$188,239

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MONEY MARKET MANAGEMENT, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Money Market Management, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Fund is current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

   Additional information on each restricted security held at June 30, 1997 is as follows:


    SECURITY                                    ACQUISITION DATE   ACQUISITION COST
    AFS Insurance Premium Receivables Trust        8/16/1994          $ 2,000,000
    SALTS II Cayman Island Corp.                   6/11/1997            2,000,000
    SALTS III Cayman Island Corp.                  1/21/1997            1,000,000
    SALTS III Cayman Island Corp.                   6/5/1997            1,300,000
    Goldman Sachs Group, LP                        6/25/1997            2,000,000


   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At June 30, 1997, there were 50,000,000,000 shares of $0.001 par value capital stock authorized. Capital paid-in aggregated $84,995,459.

Transactions in capital stock were as follows:


                                                                         Six Months       Year Ended
                                                                           Ended        December 31,

                                                                       June 30, 1997        1996

 Shares sold                                                            67,222,601       121,628,840
 Shares issued to shareholders in payment of distributions declared      1,519,039         4,216,111
 Shares redeemed                                                       (71,126,999)     (139,854,088)

  Net change resulting from share transactions                          (2,385,359)      (14,009,137)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million, 0.475% on the next $500 million, 0.450% on the next $500 million, 0.425% on the next $500 million, and 0.400% thereafter. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL -- Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

DIRECTORS

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

William J. Copeland

J. Christopher Donahue

James E. Dowd

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr.

Peter E. Madden

Gregor F. Meyer

John E. Murray, Jr.

Wesley W. Posvar

Marjorie P. Smuts

OFFICERS

John F. Donahue

Chairman

J. Christopher Donahue

President

Edward C. Gonzales

Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

Richard B. Fisher

Vice President

Karen M. Brownlee

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

MONEY MARKET MANAGEMENT, INC.

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

JUNE 30, 1997

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Federated Investors

Federated Securities Corp., Distributors
Cusip 609346200

8080103 (8/97)

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